CONSOLIDATED INCOME STATEMENT - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED INCOME STATEMENT
Revenue	$ 747,356	$ 692,610	$ 635,366
Port expenses, bunkers and commissions	(227,924)	(267,739)	(283,018)
Charter hire	0	0	(2,506)
Operating expenses	(178,376)	(172,983)	(180,443)
Profit from sale of vessels	1,069	1,180	752
Administrative expenses	(50,773)	(47,724)	(47,826)
Other operating expenses	(19,185)	(2,911)	(1,963)
Share of profit/(loss) from joint ventures	(242)	(422)	189
Impairment losses and reversal of impairment on tangible assets	(11,096)	114,004	(3,249)
Depreciation	(121,922)	(110,124)	(114,480)
Operating profit/(loss) (EBIT)	138,907	205,891	2,822
Financial income	536	2,796	3,302
Financial expenses	(49,914)	(41,881)	(39,345)
Profit/(loss) before tax	89,529	166,806	(33,221)
Tax	(1,415)	(784)	(1,558)
Net profit/(loss) for the year	$ 88,114	$ 166,022	$ (34,779)
EARNINGS PER SHARE
Basic earnings/(loss) per share (USD)	$ 1.19	$ 2.24	$ (0.48)
Diluted earnings/(loss) per share (USD)	$ 1.19	$ 2.24	$ (0.48)